Note 4 - Summary of Significant Accounting Policies - Anti-dilutive Securities (Details) - shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Anti-dilutive securities (in shares)	346,563	1,587
Share-Based Payment Arrangement [Member]
Anti-dilutive securities (in shares)	607	104
Warrant [Member]
Anti-dilutive securities (in shares)	345,956	1,483